Financing Receivables, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financing receivables	$ 43,864,192	$ 42,543,860
Financing receivables, net	43,105,527	42,543,860
Financial Receivable [Member]
Financing receivables	45,374,239	44,783,011
Allowance for credit losses	$ (2,268,712)	$ (2,239,151)